Note 11 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Compensation related	$ 228	$ 226
Professional services	374
Other taxes related	815	798
Others	45	65
Total	$ 1,462	$ 1,089